Investments in Associates - Summary of Profit or Loss and Other Comprehensive Income (Detail) ₨ in Thousands, R$ in Thousands, $ in Thousands			12 Months Ended
	May 16, 2018 USD ($)	May 16, 2018 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)
Statement of financial statements [line items]
Net sales			R$ 20,611,409	R$ 16,834,768	[1]	R$ 13,579,021	[1]
Profit before taxes			3,661,948	2,871,897	[1]	1,514,851	[1]
Income tax expenses			(779,596)	(760,487)	[1]	(428,355)	[1]
Profit for the year			2,893,373	2,083,180	[1]	1,046,297	[1]
Other comprehensive income (loss)			(310,218)	(208,756)	[1]	151,065	[1]
Total comprehensive income for the year			2,583,155	1,874,424	[1]	1,197,362	[1]
Comprehensive income attributable to non-controlling interests			1,098,043	1,091,937	[1]	560,099	[1]
Dividends paid	$ 20,000	₨ 69,622	243,317	425,493		792,145
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Net sales			9,514,222	6,840,011		5,537,857
Profit before taxes			1,993,963	1,799,963		795,629
Income tax expenses			(626,784)	(540,995)		(235,972)
Profit for the year			1,367,179	1,258,968		559,657
Other comprehensive income (loss)				(32,300)		(15,585)
Total comprehensive income for the year			1,367,179	1,226,668		544,072
Comprehensive income attributable to non-controlling interests			10,967	243,835		109,501
Dividends paid			2,010,101	756,767		1,121,407
Rumo S.A. [member]
Statement of financial statements [line items]
Net sales			596,415	645,088		73,484
Profit before taxes			779,228	285,887		(293,290)
Income tax expenses			(991)	(21,530)		32,483
Profit for the year			778,237	264,357		(260,807)
Other comprehensive income (loss)			2,716	11,182		1,383
Total comprehensive income for the year			780,953	275,539		(259,424)
Comprehensive income attributable to non-controlling interests			558,616	192,368		(185,566)
Dividends paid			4,233	3,346
Cosan S.A. [member]
Statement of financial statements [line items]
Profit before taxes			2,548,401	1,190,893		1,606,191
Income tax expenses			(134,017)	(10,342)		(290,867)
Profit for the year			2,414,384	1,180,551		1,315,324
Other comprehensive income (loss)			(253,507)	(40,348)		179,645
Total comprehensive income for the year			2,160,877	1,140,203		1,494,969
Comprehensive income attributable to non-controlling interests			765,167	606,490		622,254
Dividends paid			389,256	446,295		376,679
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Profit before taxes			213,937	74,643		(78,218)
Income tax expenses						(1,297)
Profit for the year			213,937	74,643		(79,515)
Other comprehensive income (loss)			790	3,184		394
Total comprehensive income for the year			214,727	77,827		(79,121)
Comprehensive income attributable to non-controlling interests			R$ 56,924	R$ 21,395		R$ (21,707)

[1]	For details on this restated, see note 24.